Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
OTHER ASSETS

5. OTHER ASSETS

The principal components of the Company’s other assets are as follows:

	December 31, 2014	December 31, 2013
	(Dollars in thousands)
Loan issuance costs, net	$21,928	$25,593
Lease costs, net	3,289	2,288
Unamortized lease premiums	1,861	4,949
Other assets	4,530	6,820
Total other assets	$31,608	$39,650

For the years ended December 31, 2014,  2013 and 2012, the Company amortized $5.4 million, $5.1 million and $3.2 million, respectively, of loan issuance cost into interest expense.